SEGMENTED INFORMATION - Geographic (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating segments
Revenues from Mining Operations	$ 2,494,892	$ 2,191,221
Total non-current assets	7,596,325	6,780,391
Canada
Operating segments
Revenues from Mining Operations	1,792,693	1,501,891
Total non-current assets	5,571,885	4,893,840
Mexico
Operating segments
Revenues from Mining Operations	441,876	452,046
Total non-current assets	787,943	863,672
Finland
Operating segments
Revenues from Mining Operations	260,323	237,284
Total non-current assets	1,220,188	1,007,370
Sweden
Operating segments
Total non-current assets	13,812	13,812
United States
Operating segments
Total non-current assets	$ 2,497	$ 1,697